Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates [Line Items]
Current Assets	$ 672,467,353	$ 658,599,127
Non-current Assets	2,996,760,726	2,895,863,064
Current Liabilities	593,881,208	543,356,501
Non-current Liabilities	1,077,855,824	1,022,091,737
Revenues	1,481,554,138	1,599,032,140	$ 1,639,959,815
Net income	318,205,236	425,542,215	521,432,373
Other Comprehensive Income	(106,992,988)	67,663,517	(86,682,199)
Comprehensive Income	$ 211,212,248	$ 493,205,732	$ 434,750,174
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interest	33.33%	33.33%
Current Assets	$ 75,571,058	$ 71,254,956
Non-current Assets	267,884	148,950
Current Liabilities	66,679,077	63,340,564
Revenues	707,597,382	687,399,254
Expenses	(705,179,225)	(684,873,130)
Net income	2,418,157	2,526,124
Other Comprehensive Income	1,043,609	(24,472)
Comprehensive Income	$ 3,461,766	$ 2,501,652